Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 6,329	$ 7,832	$ 5,369
Short-term fixed income investments	16
Fixed deposits	53	42	38
Overdrafts	291	286	146
Committed bank facilities	4,875
Undrawn committed bank facilities	4,900
Financial instruments	66,119	52,254
Derivative financial instruments	79	33	36
Derivative financial instruments	83	142	36
Effect of interest	(8,635)	(8,000)	(8,118)
Effect of discounting, fair values and issue costs	(2,893)	(2,283)	(1,852)
Financial instruments after effects of interest and discounting, fair values and issue costs	54,591	41,971	38,495
Issue of Ordinary Shares	27,214	30	3,525
Contingent consideration	2,865	3,323	4,139	$ 5,106
Borrowings	30,781	20,380	18,227
Amount before effects
Maturity analysis of financial liabilities
Financial instruments			48,465
Total derivative financial instruments
Maturity analysis of financial liabilities
Derivative financial instruments	(6)	(206)
Effect of interest	(26)	(26)	(79)
Effect of discounting, fair values and issue costs	(29)	(46)	(74)
Financial instruments after effects of interest and discounting, fair values and issue costs	(61)	(278)	(43)
Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments			110
Interest rate swaps
Maturity analysis of financial liabilities
Derivative financial instruments	(14,555)	(12,732)
Effect of interest	299	379	409
Effect of discounting, fair values and issue costs	(36)	(70)	(20)
Financial instruments after effects of interest and discounting, fair values and issue costs	(14,292)	(12,423)	(15,329)
Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments			(15,718)
Cross currency swaps
Maturity analysis of financial liabilities
Derivative financial instruments	14,549	12,526
Effect of interest	(325)	(405)	(488)
Effect of discounting, fair values and issue costs	7	24	(54)
Financial instruments after effects of interest and discounting, fair values and issue costs	14,231	12,145	15,286
Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments			15,828
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	66,125	52,460
Effect of interest	(8,609)	(7,974)	(8,039)
Effect of discounting, fair values and issue costs	(2,864)	(2,237)	(1,778)
Financial instruments after effects of interest and discounting, fair values and issue costs	54,652	42,249	38,538
Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			48,355
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	387	667
Effect of interest			(1)
Effect of discounting, fair values and issue costs		(1)	(3)
Financial instruments after effects of interest and discounting, fair values and issue costs	387	666	244
Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			248
Bonds
Maturity analysis of financial liabilities
Non-derivative financial instruments	38,158	27,116
Effect of interest	(8,609)	(7,974)	(8,038)
Effect of discounting, fair values and issue costs	(142)	(109)	(94)
Financial instruments after effects of interest and discounting, fair values and issue costs	29,407	19,033	17,308
Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			25,440
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,076	738
Effect of discounting, fair values and issue costs	(89)	(57)	(62)
Financial instruments after effects of interest and discounting, fair values and issue costs	987	681	675
Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			737
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	26,504	23,939
Effect of discounting, fair values and issue costs	(2,633)	(2,070)	(1,619)
Financial instruments after effects of interest and discounting, fair values and issue costs	23,871	21,869	20,311
Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			21,930
Due within one year
Maturity analysis of financial liabilities
Borrowings	1,900
Due within one year | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	21,639	18,723	16,729
Due within one year | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	8	(99)	29
Due within one year | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(11,766)	(9,719)	(11,956)
Due within one year | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	11,774	9,620	11,985
Due within one year | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	21,631	18,822	16,700
Due within one year | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	387	667	234
Due within one year | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,981	2,136	2,207
Due within one year | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	256	207	205
Due within one year | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	19,007	15,812	14,054
Years 1 and 2 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	8,389	4,598	3,932
Years 1 and 2 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	11	7	21
Years 1 and 2 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(55)	(60)	(955)
Years 1 and 2 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	66	67	976
Years 1 and 2 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	8,378	4,591	3,911
Years 1 and 2 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			14
Years 1 and 2 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,647	1,839	1,970
Years 1 and 2 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	210	168	158
Years 1 and 2 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,521	2,584	1,769
Years 2 and 3 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	7,093	3,887	3,751
Years 2 and 3 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	19	8	13
Years 2 and 3 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(1,060)	(59)	(54)
Years 2 and 3 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	1,079	67	67
Years 2 and 3 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	7,074	3,879	3,738
Years 2 and 3 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,242	2,101	1,810
Years 2 and 3 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	163	120	117
Years 2 and 3 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,669	1,658	1,811
Years 3 and 4 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,587	3,356	3,752
Years 3 and 4 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	4	(71)	13
Years 3 and 4 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(35)	(1,151)	(54)
Years 3 and 4 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	39	1,080	67
Years 3 and 4 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,583	3,427	3,739
Years 3 and 4 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,591	1,617	2,068
Years 3 and 4 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	130	82	79
Years 3 and 4 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	862	1,728	1,592
Years 4 and 5 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,292	3,281	3,209
Years 4 and 5 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(7)	4	28
Years 4 and 5 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(118)	(36)	(1,051)
Years 4 and 5 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	111	40	1,079
Years 4 and 5 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,299	3,277	3,181
Years 4 and 5 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,970	2,502	1,479
Years 4 and 5 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	96	53	50
Years 4 and 5 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	233	722	1,652
Later than five years | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	22,119	18,409	17,092
Later than five years | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(41)	(55)	6
Later than five years | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(1,521)	(1,707)	(1,648)
Later than five years | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	1,480	1,652	1,654
Later than five years | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	22,160	18,464	17,086
Later than five years | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	19,727	16,921	15,906
Later than five years | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	221	108	128
Later than five years | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,212	$ 1,435	$ 1,052
Maturing July 2023 | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Borrowings	2,000
Maturing July 2024 | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Borrowings	2,000
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	3,278
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 21,908